Benefit Plans (Estimated Future Benefit Payments From Pension Plans) (Details) (Pension [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 386
2013	393
2014	416
2015	412
2016	418
2017-2021	$ 2,191